Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income
Net Income (Loss)	$ 8,950	$ 8,657
Unrealized holding gain (losses) losses on available-for-sale securities during the period, net of taxes (benefits) of $432 and $4,605 for each respective period	1,628	(17,322)
Change in funded status of defined benefit plan, net of taxes of $69 and $252 for each respective period	(263)	(947)
Amortization of prior service included in net periodic pension expense, net of tax benefits of $19 and $19 for each respective period	(70)	(70)
Amortization of net loss included in net periodic pension cost, net of taxes of $10 and $38 for each respective period	37	145
Comprehensive income (loss)	$ 10,808	$ (7,643)